Offerings	Jul. 18, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,124,930
Proposed Maximum Offering Price per Unit | $ / shares	0.43065
Maximum Aggregate Offering Price	$ 2,637,701.10
Amount of Registration Fee	$ 403.83
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.4307, calculated based on the average of the high and low reported prices of the registrant’s common stock on The Nasdaq Capital Market on July 16, 2025, which date is within five business days prior to the filing of this Registration Statement.Represents the number of shares of common stock issuable upon exercise of the Series A-4 common stock purchase warrants.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	17,500,008
Proposed Maximum Offering Price per Unit | $ / shares	0.6755
Maximum Aggregate Offering Price	$ 11,821,255
Amount of Registration Fee	$ 1,809.83
Offering Note	Represents the number of shares of common stock issuable upon exercise of the Series A-4 common stock purchase warrants.